Annual Fund Operating Expenses - Class T - DWS California Tax-Free Income Fund - Class T	Dec. 01, 2020
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.30%	[1]
Total annual fund operating expenses	0.98%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.79%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.